Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 1,342	$ 1,302	$ 2,615	$ 2,498	$ 5,051	$ 4,702	$ 4,270
Expenses:
Operating-related expenses	406	407	812	803	1,627	1,564	1,433
Selling and general expenses	332	376	665	724	3,168	1,631	1,578
Depreciation	22	22	43	42	86	86	93
Amortization of intangibles	11	12	23	24	48	51	48
Total expenses	771	817	1,543	1,593	4,929	3,332	3,152
Other loss (income)	(11)	9	(11)	9	9	12	(52)
Operating profit	582	476	1,083	896	113	1,358	1,170
Interest expense, net	16	14	32	28	59	59	81
Income from continuing operations before taxes on income	566	462	1,051	868	54	1,299	1,089
Provision for taxes on income	185	152	340	290	245	425	388
(Loss) income from continuing operations	381	310	711	578	(191)	874	701
Discontinued operations, net of tax:
Income (loss) from discontinued operations	0	6	0	12	18	3	(209)
Gain on sale of discontinued operations (includes $(75) accumulated other comprehensive income reclassifications in 2013 for foreign currency translation adjustment)					160	589	0
Discontinued operations, net		6	0	12	178	592	(209)
Net (loss) income	381	316	711	590	(13)	1,466	492
Less: net income from continuing operations attributable to noncontrolling interests	(28)	(24)	(55)	(50)	(102)	(91)	(50)
Less: net loss (income) from discontinued operations attributable to noncontrolling interests					0	1	(5)
Net (loss) income attributable to McGraw Hill Financial, Inc.	353	292	656	540	(115)	1,376	437
Amounts attributable to McGraw Hill Financial, Inc. common shareholders:
(Loss) income from continuing operations	353	286	656	528	(293)	783	651
Income (loss) from discontinued operations	0	6	0	12	178	593	(214)
Net (loss) income attributable to McGraw Hill Financial, Inc.	$ 353	$ 292	$ 656	$ 540	$ (115)	$ 1,376	$ 437
(Loss) income from continuing operations:
Basic (in dollars per share)	$ 1.29	$ 1.05	$ 2.40	$ 1.94	$ (1.08)	$ 2.85	$ 2.33
Diluted (in dollars per share)	1.28	1.04	2.38	1.91	(1.08)	2.80	2.29
Income (loss) from discontinued operations:
Basic (in dollars per share)	0.00	0.02	0.00	0.05	0.66	2.16	(0.77)
Diluted (in dollars per share)	0.00	0.02	0.00	0.05	0.66	2.12	(0.75)
Net (loss) income:
Basic (in dollars per share)	1.29	1.08	2.40	1.99	(0.42)	5.01	1.57
Diluted (in dollars per share)	$ 1.28	$ 1.06	$ 2.38	$ 1.95	$ (0.42)	$ 4.91	$ 1.53
Weighted-average number of common shares outstanding:
Basic (in shares)	273.1	271.5	273.3	271.7	271.5	274.5	278.6
Diluted (in shares)	275.7	276.1	276.0	276.7	271.5	279.8	284.6
Dividend declared per common share (in dollars per share)	$ 0.33	$ 0.30	$ 0.66	$ 0.60	$ 1.20	$ 1.12	$ 1.02
Special dividend declared per common share (in dollars per share)					$ 0	$ 0	$ 2.50